Revenue From Contracts With Customers (Details) - Schedule of revenue from contracts with customers - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Revenue from contracts with customers
Revenue from subscriptions		$ 25,664,145	$ 24,715,271
Revenue from advertisement	[1]	9,840,247	5,803,085
Revenue from contracts with customers Total		35,504,392	30,518,356
Goods and services transferred at a point in time		9,840,247	5,803,085
Goods and services transferred over time	[2]	25,664,145	24,715,271
Timing of revenue recognition Total		$ 35,504,392	$ 30,518,356

[1]	Revenue from advertisement include barter transactions amounting to USD 475,528
[2]	The comparative figures in the revenue note, has been reclassified to conform to the current year presentation. Those reclassifications did not have any effect on the previously reported equity or loss of the Company